Financial instruments (FI) - Assets measured at fair value (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and Due from Banks	SFr 128	SFr 198
Interest-bearing deposits with banks	0	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,237	40,793
Securities received as collateral	2,222	2,978
Trading assets	21,727	65,955
Available-for-sale Securities, Debt Securities	4	796
Other investments	2,368	3,730
Loans	2,458	7,358
Other intangible assets (mortgage servicing rights), at fair value	305	403
Other assets	3,758	8,947
Other assets - of which failed purchases	324	801
Netting impact	(37,900)	(78,000)
Total assets at fair value, measured at net asset value per share	586	943
Recurring basis
Assets
Cash and Due from Banks	128	198
Interest-bearing deposits with banks		14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,237	40,793
Securities received as collateral	2,222	2,978
Trading assets	21,727	65,955
Available-for-sale Securities, Debt Securities	4	796
Other investments	2,368	3,730
Loans	2,458	7,358
Loans - of which commercial and industrial	1,193	2,681
Loans - of which financial institutions	563	2,989
Loans - of which government and public institutions	586	1,366
Other intangible assets (mortgage servicing rights), at fair value	305	403
Other assets	3,758	8,947
Other assets - of which loans held-for-sale	3,162	7,813
Other assets - of which failed purchases	328	730
Netting impact	(37,902)	(77,915)
Total assets at fair value	59,207	131,172
Recurring basis | Other equity investments
Assets
Other investments	1,817	3,070
Recurring basis | Life finance instruments
Assets
Other investments	439	587
Recurring basis | Debt securities
Assets
Trading assets	10,525	37,614
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	7,883	15,800
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	1,145	8,160
Recurring basis | Debt securities | RMBS
Assets
Trading assets	993	10,866
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets		1,354
Recurring basis | Equity securities
Assets
Trading assets	4,308	13,182
Recurring basis | Derivative instruments
Assets
Trading assets	5,090	11,143
Netting impact	(37,692)	(77,695)
Recurring basis | Trading assets
Assets
Netting impact	(37,692)	(77,695)
Recurring basis | Other
Assets
Trading assets	1,804	4,016
Recurring basis | Other assets
Assets
Netting impact	(210)	(220)
Recurring basis | Level 1
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	100
Securities received as collateral	1,778	2,318
Trading assets	8,474	33,724
Available-for-sale Securities, Debt Securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Loans - of which government and public institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	50	78
Other assets - of which loans held-for-sale	0	0
Other assets - of which failed purchases	40	54
Total assets at fair value	10,302	36,220
Recurring basis | Level 1 | Other equity investments
Assets
Other investments	0	0
Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0	0
Recurring basis | Level 1 | Debt securities
Assets
Trading assets	2,520	13,084
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	2,496	10,117
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	10	2,718
Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	0	5
Recurring basis | Level 1 | Debt securities | Collateralized debt obligations
Assets
Trading assets		197
Recurring basis | Level 1 | Equity securities
Assets
Trading assets	3,390	11,772
Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	1,298	7,571
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	7	1,617
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	7	24
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,281	5,927
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Assets
Trading assets		0
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	3	0
Recurring basis | Level 1 | Other
Assets
Trading assets	1,266	1,297
Recurring basis | Level 2
Assets
Cash and Due from Banks	128	198
Interest-bearing deposits with banks		14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,237	40,693
Securities received as collateral	444	660
Trading assets	48,262	105,555
Available-for-sale Securities, Debt Securities	4	796
Other investments	14	17
Loans	1,578	6,318
Loans - of which commercial and industrial	658	2,381
Loans - of which financial institutions	466	2,591
Loans - of which government and public institutions	453	1,112
Other intangible assets (mortgage servicing rights), at fair value	0	44
Other assets	2,073	8,316
Other assets - of which loans held-for-sale	1,450	7,165
Other assets - of which failed purchases	239	664
Total assets at fair value	78,740	162,611
Recurring basis | Level 2 | Other equity investments
Assets
Other investments	14	17
Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0	0
Recurring basis | Level 2 | Debt securities
Assets
Trading assets	7,253	23,288
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	5,349	5,597
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	620	4,998
Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	936	10,417
Recurring basis | Level 2 | Debt securities | Collateralized debt obligations
Assets
Trading assets		941
Recurring basis | Level 2 | Equity securities
Assets
Trading assets	677	676
Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	40,305	79,606
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	18,143	31,900
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	13,868	25,512
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	7,144	18,669
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Assets
Trading assets		3,059
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	75	197
Recurring basis | Level 2 | Other
Assets
Trading assets	27	1,985
Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	2,508	3,828
Available-for-sale Securities, Debt Securities	0	0
Other investments	1,943	3,313
Loans	880	1,040
Loans - of which commercial and industrial	535	300
Loans - of which financial institutions	97	398
Loans - of which government and public institutions	133	254
Other intangible assets (mortgage servicing rights), at fair value	305	359
Other assets	1,845	773
Other assets - of which loans held-for-sale	1,712	648
Other assets - of which failed purchases	49	12
Total assets at fair value	7,481	9,313
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	1,493	2,725
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	439	587
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	718	1,211
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	38	86
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	515	413
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	57	444
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations
Assets
Trading assets		216
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	100	222
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	1,179	1,661
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	47	671
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	33	17
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	484	295
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets		130
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	499	548
Recurring basis | Level 3 | Other
Assets
Trading assets	511	734
Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	175	543
Other investments	411	400
Total assets at fair value	586	943
Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	310	328
Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	34	31
Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets		31
Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	141	512
Nonrecurring basis
Assets
Other investments	1,206	365
Loans	13	15
Other assets	9,631	83
Total assets at fair value	10,850	463
Nonrecurring basis | Equity securities
Assets
Other investments	1,200	78
Nonrecurring basis | Equity securities (without a readily determinable fair value)
Assets
Other investments		287
Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	8,917	71
Other assets - of which real estate held-for-sale		12
Nonrecurring basis | Level 1
Assets
Other investments	0	0
Loans	0	0
Other assets	0	0
Total assets at fair value	0	0
Nonrecurring basis | Level 1 | Equity securities
Assets
Other investments	0	0
Nonrecurring basis | Level 1 | Equity securities (without a readily determinable fair value)
Assets
Other investments		0
Nonrecurring basis | Level 1 | Other assets
Assets
Other assets - of which loans held-for-sale	0	0
Other assets - of which real estate held-for-sale		0
Nonrecurring basis | Level 2
Assets
Other investments	0	259
Loans	0	14
Other assets	728	39
Total assets at fair value	728	312
Nonrecurring basis | Level 2 | Equity securities
Assets
Other investments	0	0
Nonrecurring basis | Level 2 | Equity securities (without a readily determinable fair value)
Assets
Other investments		259
Nonrecurring basis | Level 2 | Other assets
Assets
Other assets - of which loans held-for-sale	728	39
Other assets - of which real estate held-for-sale		0
Nonrecurring basis | Level 3
Assets
Other investments	1,206	106
Loans	13	1
Other assets	8,903	44
Total assets at fair value	10,122	151
Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	1,200	78
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value)
Assets
Other investments		28
Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	SFr 8,189	32
Other assets - of which real estate held-for-sale		SFr 12